Label	Element	Value
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.40%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)